Statement of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 331	$ 991
Net income/(loss)	(1,879)	714
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	307	3
Depreciation, depletion and amortization	405	385
Impairment of assets	2,134	1
Deferred taxation	(253)	135
Movement in non-hedge derivatives and bonds	(342)	(180)
Equity loss/(income) in associates	194	(19)
Dividends received from associates	13	41
Other non cash items	19	44
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(31)	16
Effect of changes in operating working capital items:
Receivables	10	(94)
Inventories	(87)	(112)
Accounts payable and other current liabilities	(159)	57
Net cash (used)/generated in investing activities	(1,055)	(874)
Available for sale investments acquired	(5)	(2)
Held to maturity investments acquired	(51)	(60)
Contributions to associates and equity accounted joint ventures	(274)	(111)
Additions to property, plant and equipment	(723)	(686)
Interest capitalized and paid	(7)	(4)
Expenditure on intangible assets	(33)	(28)
Proceeds on sale of mining assets	7	2
Proceeds on sale of available for sale investments	1	0
Proceeds on redemption of held to maturity investments	48	55
Proceeds on disposal of associates and equity accounted joint ventures	6	20
Proceeds on disposal of subsidiary	1	0
Loans advanced to associates and equity accounted joint ventures	(23)	(63)
Loans repaid by associates and equity accounted joint ventures	2	1
Change in restricted cash	(4)	2
Net cash generated/(used) by financing activities	240	(248)
Repayments of debt	(168)	(8)
Issuance of stock	0	1
Proceeds from debt	466	150
Debt issue costs	(5)	(8)
Acquisition of noncontrolling interests	0	(220)
Dividends paid to common stockholders	(40)	(147)
Dividends paid to noncontrolling interests	(13)	(16)
Net increase/(decrease) in cash and cash equivalents	(484)	(131)
Effect of exchange rate changes on cash	(24)	6
Cash and cash equivalents - January 1,	892	1,112
Cash and cash equivalents - June 30,	415	987
Cash and cash equivalents - June 30, net of bank overdraft	384
Bank Overdrafts	$ 31	$ 0